Intangible Assets and Unfavorable Lease Terms (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Abstract]
Total favourable lease terms charter-out, Cost	$ 248,528	$ 248,528	$ 227,335
Total favourable lease terms charter-out, Accumulated amortization	(129,123)	(88,049)	(50,754)
Total favourable lease terms charter-out, Net book value	119,405	160,479	176,581
Additions - Cost	0	21,193
Accumulated amortization - Additions	(37,869)	(37,295)
Additions - Net Book Value	(37,869)	(16,102)
Accelerated amortization - Cost	0
Accelerated amortization - Accumulated Amortization	(3,205)
Accelerated amortization - Net Book Value	$ (3,205)